TRADING ASSETS (Details Textuals) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Mar. 30, 2009
Net Unrealized Gains (Losses) Included in Trading Assets	971		1,414	559
Trading Securities, Change in Unrealized Holding Gain (Loss)	412	(855)	1,153